SUPPLEMENT DATED OCTOBER 1, 2004
TO THE PROSPECTUS and
THE STATEMENT of ADDITIONAL INFORMATION of
MONTANA TAX-FREE FUND, INC.
ND TAX-FREE FUND, INC.
SOUTH DAKOTA TAX-FREE FUND, INC.
Dated May 1, 2004

I.  Effective October 1, 2004, Integrity Funds Distributor, Inc. (“IFD”), will assume the duties as the Funds’ principal underwriter and distributor.  On September 30, 2004, an assignment and assumption agreement was executed whereby ND Capital, Inc., the Funds’ prior underwriter and distributor, transferred all of its assets, liabilities and business to IFD.